FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Notional value of forward contracts	$ 19,860	$ 15,110
Net asset (liability)	$ 228	(878)
Sensitivity analysis variance, percentage	10.00%
Effect of variance on net income	$ 41	632
CAD [Member]
Disclosure of detailed information about financial instruments [line items]
Realized foreign exchange gain (loss) reclassified to employment costs	$ (550)	$ (7)